Significant non-recurring events and operations	12 Months Ended
Dec. 31, 2020
Significant non-recurring events and operations
Significant non-recurring events and operations	38 Significant non-recurring events and operations In 2020, in 2019 and 2018, Eni did not report any non-recurring events and operations.